Certain Risks and Concentrations (Tables)	12 Months Ended
Dec. 31, 2021
Major Customers [Member]
Certain Risks and Concentrations (Tables) [Line Items]
Schedule of major customers
	Year Ended December 31,
Customer	2021	2020	2019
A	21%	*	*
B	17%	*	*
C	*	14%	19%
D	*	13%	*
E	*	11%	15%
F	*	10%	*

Major Suppliers [Member]
Certain Risks and Concentrations (Tables) [Line Items]
Schedule of major customers
	Year Ended December 31,
Supplier	2021	2020	2019
A	40%	37%	44%
B	10%	11	*
C	*	15%	*
Global Deep Ocean (equity investment)	*	17%	*
E	*	*	16%